INCOME TAXES (TAX BENEFIT), NET - Taxes on income (tax benefit) included in profit or loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INCOME TAXES (TAX BENEFIT), NET
Current taxes	$ 193	$ 201	$ 300
Deferred taxes, see also Note 22d above	(24)	433	(396)
Taxes in respect of previous years	(23)	(22)	11
Income (tax benefit)	$ 146	$ 612	$ (85)